BlackRock Money Market Portfolio
BlackRock Money Market Portfolio PORTFOLIO SUMMARY:
Investment Objective
High level of current income consistent with preservation of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are based on the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BlackRock Money Market Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses BlackRock Money Market Portfolio		Class A	Class B	Class E
Management Fee		0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses		0.35%	0.60%	0.50%
Fee Waiver	[1]	(0.01%)	(0.01%)	(0.01%)
Net Operating Expenses	[1]	0.34%	0.59%	0.49%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. The Example also assumes the expiration of the fee waiver agreement after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example BlackRock Money Market Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	35	112	196	442
Class B	60	191	334	749
Class E	50	159	279	627

Principal Investment Strategies

BlackRock Advisors, LLC (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets in a managed portfolio of money market instruments. The Portfolio may invest in the highest quality, short-term money market instruments or in U.S. Government Securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities). The Portfolio may invest in commercial paper and asset-backed securities, including private placement transactions. The Portfolio also may invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Portfolio may invest all of its assets in any one type of security.

The Portfolio may elect to concentrate its investments in obligations of domestic banks, including certain U.S. branches and agencies of foreign banks and certain foreign branches of U.S. banks. The Portfolio expects that investments, if any, in such obligations will consist principally of obligations that are issued by U.S. branches and agencies of foreign banks for sale in the U.S. The Portfolio also may invest up to 25% of its total assets in obligations of foreign banks located abroad and obligations of foreign branches of domestic banks not having a guarantee of a U.S. bank. This 25% limit does not apply to investments in U.S. branches of foreign banks, which may be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.

Investment Selection

The Portfolio invests in short-term U.S. Government securities and corporate and asset-backed securities rated, at the time of purchase, in the highest rating category by any two of Standard & Poor’s, Moody’s, or any other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). The Portfolio may invest in U.S. Government Securities and in unrated securities, if they are determined by BlackRock to be of comparable quality. Such securities include short-term corporate debt securities such as commercial paper, asset-backed securities, bank certificates of deposit, banker’s acceptances and master demand notes. The securities purchased by the Portfolio are also subject to the maturity, quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission. The Portfolio invests in securities maturing within 397 days or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Portfolio may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days.

Currently, the dollar-weighted average portfolio maturity of the Portfolio may not exceed 60 days. However, the dollar-weighted average life to maturity of the Portfolio may be as long as 120 days because, among other things, certain variable rate debt instruments are considered, for purposes of calculating the Portfolio’s dollar-weighted average portfolio maturity, to mature sooner than when the principal amount of the debt must unconditionally be re-paid.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk. The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject.

Financial Services Risk. The Portfolio may invest a significant portion of its assets in the financial services sector. Financial services companies may be negatively affected by, among other things, new or revised regulations; interest rate changes or volatility; undiversified loan portfolios which may concentrate risk in areas such as real estate; exposure to investments or agreements (e.g., sub-prime loans) which, under certain circumstances, may lead to losses; increased competition in the financial services sector; and systemic risk, including, among other things, the failure of another, significant financial institution or material disruptions to the credit markets.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. On January 31, 2005, BlackRock succeeded State Street Research & Management Company (“State Street Research”) as subadviser to the Portfolio. The performance information set forth below reflects the management of State Street Research and BlackRock.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten full calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

	3rd –
Highest Quarter	2007	1.28%
	1st –
Lowest Quarter	2010*	0.00%*
*The lowest quarterly return was 0.00% for the 1st quarter of 2010 and each quarter of 2011.
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns BlackRock Money Market Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	none	1.65%	1.91%
Class B	none	1.51%	1.71%
Class E	none	1.56%		1.88%	Apr. 23, 2003
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for mutual fund fees or expenses)	0.10%	1.49%	1.95%